March 19,
2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  Prudential Total Return Bond Fund, Inc.
File Nos. 811-7215 and 33-55441

Ladies and Gentlemen:

On behalf of Prudential Total Return Bond Fund, Inc. enclosed for filing under the Investment Company Act of l940 is one copy of the Rule 24f-2 Notice.

This document has been filed using the EDGAR system.

If you have any questions relating to the foregoing, please call the undersigned at (973) 367-7521.

Please acknowledge receipt via EDGAR.

Very truly yours,


							/s/ Deborah A. Docs
							Deborah A. Docs
Enclosures					Secretary



cc:	Bella L.F. Sanevich
(Shearman & Sterling)










	U.S. SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 24F-2
	Annual Notice of Securities Sold
	Pursuant to Rule 24f-2

	Read instructions at end of Form before preparing Form.
	Please print or type.



1.	Name and address of issuer: Prudential Total Return Bond Fund, Inc.
100 Mulberry Street, Gateway Center Three, Newark, New Jersey
07102-4077.

2. 	Name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

		[x]


3.	Investment Company Act File Number:  811-7215.
Securities Act File Number: 33-55441.

4.(a)Last day of fiscal year for which this Form is filed:  December 31, 2001.

	 (b)[ ] Check box if this Form is being filed late
		(i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

	(c)[ ] Check box if this is the last time the issuer will be filing this Form.

     5.	Calculation of registration fee:

    (i)	Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):			   $ 185,737,751

   (ii)	Aggregate price of securities redeemed
or repurchased during the fiscal year:
			                  $ 134,972,304



	  (iii)	Aggregate price of securities redeemed
or repurchased during any prior fiscal
year ending no earlier than October 11,
1995 that were not previously used to
reduce registration fees payable to the
Commission:	 	                     $  6,345,166

(iv)	Total available redemption credits
			[add Items 5(ii)and 5(iii)]:       - $ 141,317,470

(v)	Net sales - If Item 5(i) is greater
			than Item 5(iv) [subtract Item 5(iv)
			from Item 5(i)]:				    		$  44,420,281

(vi) 	Redemption credits available for use
		   in future years-if Item 5(i)
			is less than Item 5(iv)
		   [subtract Item 5(iv) from Item(5(i)]: $           0

(vii) 	Multiplier for determining registration
		   fee (See instruction C.9):			   x   .000092

(viii) 	Registration fee due [multiply item 5(v)
		   by Item 5(vii)], (enter "0" if no fee is
		   due):					 		   =$     4,087

			6.	Prepaid Shares

		If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as
in effect before October 11, 1997, then report the amount of securities
(number of
shares or other units) deducted here:     0    . If there is a number of shares
or other units
that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year
for which this form is filed that are available for use by the issuer in future fiscal years,
then state that number here:       0   .

	7.	Interest due - if this Form is being filed
	   more than 90 days after the end of the of
	   the issuer's fiscal year (See Instruction D):+$       0

		8.	Total amount of the registration fee due
			plus any interest due [line 5(viii)plus
		line 7]:							 =$
4,087



		9.	Date the registration fee and any interest payment was
			sent to the Commission's lockbox depository: March 19, 2002



			Method of Delivery:

					[x] Wire Transfer
					[ ] Mail or other means


	SIGNATURES

	This report has been signed below by the following persons on
  	  behalf of the
issuer and in the capacities and on the dates      	  indicated.

	By (Signature and Title)	/s/ Deborah A. Docs
							Deborah A. Docs
						 	Secretary

	Date: March 19, 2002